i

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 108.8%
	AEROSPACE & DEFENSE - 0.4%
12,351	Airbus S.E.	$ 1,871,842
125,345	CAE, Inc.(a)	2,280,353
		4,152,195
	APPAREL & TEXTILE PRODUCTS - 1.3%
60,310	Capri Holdings Ltd.(a)	2,022,797
91,251	Puma S.E.	4,535,377
288,521	Salvatore Ferragamo SpA	2,518,115
1,831,148	Samsonite International S.A.	5,285,175
316,966	Unifi, Inc.(a)	1,784,519
		16,145,983
	AUTOMOTIVE - 1.0%
67,582	Aptiv PLC(a)(b)	4,689,515
203,520	Rivian Automotive, Inc.(a)	3,339,763
101,329	Standard Motor Products, Inc.	3,316,498
		11,345,776
	BANKING - 1.4%
242,841	First Foundation, Inc.	1,699,887
92,501	M&T Bank Corporation(b)	15,925,897
		17,625,784
	BEVERAGES - 0.7%
153,132	Molson Coors Beverage Company, Class B(b)	8,093,026

	BIOTECH & PHARMA - 3.2%
53,832	Incyte Corporation(a)	3,502,848
263,417	Lexaria Bioscience Corporation(a)(b)	1,077,376
265,540	Perrigo Company PLC(b)	7,506,816
2,163,334	Viatris, Inc.(b)	26,089,808
477,188	Xeris Biopharma Holdings, Inc.(a)	1,183,426
		39,360,274
	CHEMICALS - 1.5%
625,343	American Vanguard Corporation(b)	6,015,800
42,644	Eastman Chemical Company(b)	4,406,405
209,188	Kuraray Company Ltd.	2,596,119
144,292	Neo Performance Materials, Inc.	830,778

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 108.8% (Continued)
	CHEMICALS - 1.5% (Continued)
66,970	Nutrien Ltd.(b)	$ 3,428,864
		17,277,966
	COMMERCIAL SUPPORT SERVICES - 3.7%
381,152	Alight, Inc., Class A(a)(b)	2,885,321
38,951	AMN Healthcare Services, Inc.(a)(b)	2,633,867
642,102	CoreCivic, Inc.(a)(b)	8,950,902
150,842	First Advantage Corporation	2,597,499
196,781	Heidrick & Struggles International, Inc.(b)	7,898,789
390,915	ISS A/S	7,149,045
126,911	Legalzoom.com, Inc.(a)	847,765
462,027	Resources Connection, Inc.	5,511,982
354,938	Securitas A.B.	3,816,049
225,625	TrueBlue, Inc.(a)	2,696,219
		44,987,438
	CONSUMER SERVICES - 2.6%
2,029,949	Coursera, Inc.(a)(b)	18,878,526
1,341,284	Udemy, Inc.(a)(b)	12,393,464
		31,271,990
	CONTAINERS & PACKAGING - 0.8%
63,199	Sealed Air Corporation(b)	2,404,722
136,763	Sonoco Products Company(b)	7,374,260
		9,778,982
	E-COMMERCE DISCRETIONARY - 1.8%
38,611	Alibaba Group Holding Ltd. - ADR(b)	3,044,477
218,774	eBay, Inc.(b)	12,166,022
94,191	Etsy, Inc.(a)(b)	6,135,602
166,014	PetMed Express, Inc.	629,193
		21,975,294
	ELECTRIC UTILITIES - 4.0%
167,250	Avista Corporation	6,552,855
105,419	Black Hills Corporation	6,224,992
554,861	Eversource Energy(b)	36,016,027
		48,793,874

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 108.8% (Continued)
	ELECTRICAL EQUIPMENT - 1.5%
163,956	FARO Technologies, Inc.(a)	$ 2,803,648
385,181	Sensata Technologies Holding PLC(b)	15,018,208
		17,821,856
	ENGINEERING & CONSTRUCTION - 1.3%
334,284	Frontdoor, Inc.(a)(b)	13,190,847
306,746	Mistras Group, Inc.(a)(b)	3,067,460
		16,258,307
	ENTERTAINMENT CONTENT - 1.4%
1,971,709	Warner Bros Discovery, Inc.(a)(b)	17,055,283

	FOOD - 4.7%
158,272	Conagra Brands, Inc.	4,798,807
190,613	Fresh Del Monte Produce, Inc.	4,774,856
1,296,418	Hain Celestial Group, Inc. (The)(a)(b)	10,034,275
685,529	Kraft Heinz Company (The)(b)	24,137,476
724,869	Nomad Foods Ltd.(b)	13,852,247
		57,597,661
	HEALTH CARE FACILITIES & SERVICES - 2.2%
219,229	Fulgent Genetics, Inc.(a)	5,246,150
473,852	Pediatrix Medical Group, Inc.(a)(b)	3,951,926
612,575	Premier, Inc., Class A(b)	12,851,823
465,491	Teladoc Health, Inc.(a)	4,389,580
		26,439,479
	HOME & OFFICE PRODUCTS - 0.5%
379,030	Leggett & Platt, Inc.	4,991,825
10,839	Whirlpool Corporation	1,105,253
		6,097,078
	HOUSEHOLD PRODUCTS - 0.1%
20,079	Helen of Troy Ltd.(a)	1,186,870

	INDUSTRIAL INTERMEDIATE PROD - 0.0%(c)
30,919	Xometry, Inc.(a)	452,345

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 108.8% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 0.1%
59,286	Resideo Technologies, Inc.(a)	$ 1,346,978

	INSTITUTIONAL FINANCIAL SERVICES - 2.3%
120,814	Euronext N.V.	12,231,845
188,035	State Street Corporation(b)	15,977,334
		28,209,179
	INTERNET MEDIA & SERVICES - 9.1%
718,790	Deliveroo PLC(a)	1,218,633
204,177	Expedia Group, Inc.(a)(b)	26,067,278
460,950	Fiverr International Ltd.(a)(b)	12,035,404
983,334	Lyft, Inc.(a)(b)	11,849,175
125,701	Maplebear, Inc.(a)	4,335,427
367,368	Match Group, Inc.(a)(b)	14,011,416
284,709	Shutterstock, Inc.(b)	12,589,832
187,734	TripAdvisor, Inc.(a)(b)	3,309,750
1,670,670	Upwork, Inc.(a)(b)	20,248,520
1,118,297	Vivid Seats, Inc.(a)	5,457,289
		111,122,724
	LEISURE FACILITIES & SERVICES - 2.5%
44,627	Jack in the Box, Inc.	2,652,629
1,073,553	Melco Resorts & Entertainment Ltd. - ADR(a)(b)	6,129,988
1,103,368	Penn Entertainment, Inc.(a)(b)	22,034,259
		30,816,876
	LEISURE PRODUCTS - 0.3%
48,140	Johnson Outdoors, Inc., Class A	2,041,136
53,051	Spin Master Corporation(d)	1,214,489
		3,255,625
	MACHINERY - 0.5%
129,554	Douglas Dynamics, Inc.	3,745,406
1,007,685	GrafTech International Ltd.(a)	774,003
87,618	Hurco Companies, Inc.	1,507,030
		6,026,439
	MEDICAL EQUIPMENT & DEVICES - 4.4%
675,796	Envista Holdings Corporation(a)(b)	11,535,838

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 108.% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 4.4% (Continued)
98,743	Illumina, Inc.(a)(b)	$ 12,105,893
100,375	Inmode Ltd.(a)	1,818,795
464,248	Solventum Corporation(a)(b)	27,334,923
265,426	Standard BioTools, Inc.(a)	594,554
		53,390,003
	METALS & MINING - 6.1%
587,897	Compass Minerals International, Inc.	7,819,030
698,538	Eldorado Gold Corporation(a)	11,847,204
576,771	Equinox Gold Corporation(a)	3,241,453
2,249,833	Kinross Gold Corporation(b)	20,383,488
4,977,920	New Gold, Inc.(a)	11,498,995
286,094	Newmont Corporation	14,038,633
2,516,195	Northern Dynasty Minerals Ltd.(a)	968,735
1,331,369	OceanaGold Corporation	3,278,332
458,667	Osisko Mining, Inc.(a)	1,086,227
		74,162,097
	OIL & GAS PRODUCERS - 8.8%
82,283	Chesapeake Energy Corporation	6,280,661
144,099	Chord Energy Corporation(b)	24,736,035
212,954	Civitas Resources, Inc.(b)	14,855,671
663,876	Energy Transfer, L.P.(b)	10,801,263
121,441	Enterprise Products Partners, L.P.(b)	3,504,787
260,012	Murphy Oil Corporation(b)	10,759,297
398,589	Ovintiv, Inc.(b)	18,510,474
83,925	Shell PLC - ADR(b)	6,144,988
412,131	Southwestern Energy Company(a)(b)	2,658,245
443,239	Veren, Inc.(b)	3,457,264
455,145	Vermilion Energy, Inc.	4,894,989
		106,603,674
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
206,262	Solaris Oilfield Infrastructure, Inc., Class A	2,712,345

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 108.8% (Continued)
	REAL ESTATE INVESTMENT TRUSTS – 1.2%
44,315	Cousins Properties, Inc.	$ 1,219,106
39,093	Equity LifeStyle Properties, Inc.	2,684,907
80,752	Sun Communities, Inc.(b)	10,233,701
		14,137,714
	RENEWABLE ENERGY - 1.1%
1,049,029	Shoals Technologies Group, Inc., Class A(a)	6,818,688
224,779	SolarEdge Technologies, Inc.(a)(b)	6,487,122
		13,305,810
	RETAIL - CONSUMER STAPLES - 1.0%
178,413	Empire Company Ltd., Class A	4,716,229
37,255	Five Below, Inc.(a)	2,709,929
418,003	HelloFresh S.E.(a)	2,615,291
75,988	Koninklijke Ahold Delhaize N.V.	2,450,376
		12,491,825
	RETAIL - DISCRETIONARY – 4.9%
16,298	Best Buy Company, Inc.	1,410,103
343,337	Foot Locker, Inc.(b)	9,977,373
698,541	Kingfisher PLC	2,480,840
452,992	Kohl's Corporation(b)	9,811,807
398,729	Macy's, Inc.(b)	6,890,037
416,871	Monro, Inc.(b)	12,847,963
366,138	Petco Health & Wellness Company, Inc.(a)	1,266,837
945,819	Sally Beauty Holdings, Inc.(a)(b)	10,829,628
276,031	Warby Parker, Inc.(a)	4,546,231
		60,060,819
	SEMICONDUCTORS - 0.7%
49,035	AIXTRON S.E.	1,146,893
13,209	IPG Photonics Corporation(a)	1,062,004
184,932	Rohm Company Ltd.	2,529,662
157,642	Vishay Intertechnology, Inc.	3,832,277
		8,570,836

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 108.8% (Continued)
	SOFTWARE - 11.3%
3,787,997	8x8, Inc.(a)(b)	$ 11,667,031
25,415	Akamai Technologies, Inc.(a)	2,497,786
185,690	BigCommerce Holdings, Inc.(a)	1,504,089
47,759	BILL Holdings, Inc.(a)	2,386,040
3,406,151	Clarivate PLC(a)(b)	22,957,457
52,916	Concentrix Corporation	3,730,578
107,875	DocuSign, Inc.(a)	5,984,905
246,210	Domo, Inc.(a)	2,058,316
429,575	Health Catalyst, Inc.(a)	3,165,968
216,556	Omnicell, Inc.(a)	6,325,601
207,093	Perion Network Ltd.(a)	1,816,206
292,554	Riskified Ltd.(a)	1,837,239
332,385	SS&C Technologies Holdings, Inc.(b)	24,247,485
286,808	TeamViewer A.G.(a)	3,874,315
117,547	TruBridge, Inc.(a)	1,318,877
135,099	Unity Software, Inc.(a)	2,210,220
97,286	Ziff Davis, Inc.(a)	4,658,054
590,571	Zoom Video Communications, Inc., Class A(a)(b)	35,670,487
		137,910,654
	SPECIALTY FINANCE - 0.3%
172,392	Flywire Corporation(a)	3,156,498

	STEEL - 0.3%
433,974	Algoma Steel Group, Inc. (b)	3,840,670

	TECHNOLOGY HARDWARE - 2.9%
443,518	Comtech Telecommunications Corporation(a)	1,436,998
8,012	Samsung Electronics Company Ltd.	12,330,468
177,076	TD SYNNEX Corporation(b)	21,102,147
		34,869,613
	TECHNOLOGY SERVICES - 7.7%
45,498	Amdocs Ltd.	3,979,710
34,817	Block, Inc.(a)	2,154,476
937,872	Converge Technology Solutions Corporation	2,859,573

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 108.8% (Continued)
	TECHNOLOGY SERVICES - 7.7% (Continued)
1,649,607	Dun & Bradstreet Holdings, Inc.(b)	$ 17,947,724
112,764	EVERTEC, Inc.	3,886,975
110,195	Genpact Ltd.	3,820,461
283,237	Global Payments, Inc.(b)	28,788,208
325,156	Integral Ad Science Holding Corporation(a)	3,310,088
372,877	PayPal Holdings, Inc.(a)(b)	24,527,849
221,505	TTEC Holdings, Inc.	1,767,610
		93,042,674
	TELECOMMUNICATIONS - 5.8%
3,878,426	Airtel Africa PLC	5,693,084
1,792,885	AT&T, Inc. (b)	34,513,037
736,747	Verizon Communications, Inc.(b)	29,852,988
		70,059,109
	TOBACCO & CANNABIS - 0.2%
51,430	Universal Corporation	2,747,391

	TRANSPORTATION & LOGISTICS - 1.3%
87,395	Air Transport Services Group, Inc.(a)	1,410,555
36,483	Copa Holdings S.A., Class A(b)	3,237,866
1,752,452	Deutsche Lufthansa A.G.	11,002,401
		15,650,822
	WHOLESALE - DISCRETIONARY - 1.7%
108,606	LKQ Corporation	4,507,149
903,528	OPENLANE, Inc.(a)(b)	16,155,080
		20,662,229

	TOTAL COMMON STOCKS (Cost $1,202,329,367)	1,321,870,065

	PREFERRED STOCK — 0.1%
	AUTOMOTIVE — 0.1%
37,450	Porsche Automobil Holding S.E.	1,676,024
	TOTAL PREFERRED STOCKS (Cost $2,010,328)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Expiration Date	Exercise Price		Fair Value
	WARRANT — 0.1%
	BIOTECH & PHARMA - 0.1%
320,380	Lexaria Bioscience Corporation	05/12/2028	$ 0.95		$ 1,162,146
	TOTAL WARRANT (Cost $3,204)

	SHORT-TERM INVESTMENT — 5.6%
	MONEY MARKET FUND - 5.6%
68,492,911	First American Government Obligations Fund, Class X, 5.23% (Cost $68,492,911)(e)				68,492,911

Contracts(f)
	EQUITY OPTIONS PURCHASED - 0.3%	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.3%
1,268	Invesco QQQ Trust Series 1	10/18/2024	$ 450	$ 59,731,676	$ 1,080,336
1,014	Invesco QQQ Trust Series 1	11/15/2024	450	47,766,498	1,064,700
761	Invesco QQQ Trust Series 1	12/20/2024	450	35,848,427	972,558
	TOTAL EQUITY OPTIONS PURCHASED (Cost - $1,604,003)				3,117,594

	TOTAL INVESTMENTS – 114.9% (Cost $1,274,439,813)				$ 1,396,318,740
	LIABILITIES IN EXCESS OF OTHER ASSETS - (14.9)%				(180,666,686)
	NET ASSETS - 100.0%				$ 1,215,652,054

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (92.8)%
	ADVERTISING & MARKETING - (0.1)%
(95,838)	QuinStreet, Inc.	$ (1,792,171)

	AEROSPACE & DEFENSE - (0.4)%
(6,565)	AeroVironment, Inc.	(1,172,115)
(5,252)	Boeing Company (The)	(1,001,031)
(359,984)	Joby Aviation, Inc.	(2,152,704)
		(4,325,850)
	APPAREL & TEXTILE PRODUCTS - (1.2)%
(70,968)	Asics Corporation	(1,172,590)
(139,704)	Birkenstock Holding PLC	(8,257,903)
(37,203)	Crocs, Inc.	(4,998,967)
		(14,429,460)
	ASSET MANAGEMENT - (6.7)%
(120,571)	Ares Management Corporation, Class A	(18,471,477)
(165,929)	Blackstone, Inc.	(23,586,807)
(799,453)	Blue Owl Capital, Inc.	(15,245,569)
(123,545)	Cohen & Steers, Inc.	(10,602,632)
(276,773)	TPG, Inc.	(14,112,655)
		(82,019,140)
	AUTOMOTIVE - (0.8)%
(10,899)	Modine Manufacturing Company	(1,282,376)
(35,906)	Tesla, Inc.	(8,332,705)
		(9,615,081)
	BANKING - (1.5)%
(247,877)	Fulton Financial Corporation	(4,801,377)
(99,038)	Triumph Financial, Inc.	(8,985,718)
(105,566)	United Bankshares, Inc.	(4,109,684)
		(17,896,779)
	BIOTECH & PHARMA - (1.5)%
(44,089)	Moderna, Inc.	(5,256,291)
(23,166)	TransMedics Group, Inc.	(3,295,595)
(181,877)	Twist Bioscience Corporation	(10,150,555)
		(18,702,441)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (92.8)% (Continued)
	CHEMICALS - (0.5)%
(25,098)	WD-40 Company	$ (6,565,889)

	COMMERCIAL SUPPORT SERVICES - (3.1)%
(136,718)	Casella Waste Systems, Inc.	(14,158,516)
(1,447)	Cintas Corporation	(1,105,421)
(27,489)	CorVel Corporation	(8,433,625)
(302,045)	Rollins, Inc.	(14,470,976)
		(38,168,538)
	CONSTRUCTION MATERIALS - (1.3)%
(34,373)	Simpson Manufacturing Company, Inc.	(6,602,710)
(162,456)	Tecnoglass, Inc.	(8,741,757)
		(15,344,467)
	CONTAINERS & PACKAGING - (0.5)%
(20,633)	UFP Technologies, Inc.	(6,635,366)

	ELECTRICAL EQUIPMENT - (2.9)%
(70,830)	AAON, Inc.	(6,270,580)
(49,580)	Badger Meter, Inc.	(10,221,413)
(126,992)	Bloom Energy Corporation, Class A	(1,719,472)
(84,259)	Napco Security Technologies, Inc.	(4,702,495)
(65,570)	Novanta, Inc.	(11,879,973)
		(34,793,933)
	ENGINEERING & CONSTRUCTION - (8.7)%
(50,949)	Comfort Systems USA, Inc.	(16,936,467)
(179,945)	Construction Partners, Inc., Class A	(11,633,444)
(75,219)	Dycom Industries, Inc.	(13,803,439)
(96,251)	Exponent, Inc.	(10,210,306)
(100,527)	Installed Building Products, Inc.	(27,177,474)
(32,154)	Montrose Environmental Group, Inc.	(1,025,391)
(51,635)	TopBuild Corporation	(24,709,413)
		(105,495,934)
	FOOD - (1.4)%
(151,568)	BellRing Brands, Inc.	(7,772,407)
(18,712)	Lancaster Colony Corporation	(3,612,539)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (92.8)% (Continued)
	FOOD - (1.4)% (Continued)
(219)	Lotus Bakeries N.V.	$ (2,380,899)
(96,022)	Vital Farms, Inc.	(3,503,843)
		(17,269,688)
	FORESTRY, PAPER & WOOD PRODUCTS - (1.3)%
(181,940)	Trex Company, Inc.	(15,215,642)

	HEALTH CARE FACILITIES & SERVICES - (0.8)%
(2,614)	Medpace Holdings, Inc.	(999,907)
(147,249)	RadNet, Inc.	(8,798,128)
		(9,798,035)
	HOME & OFFICE PRODUCTS - (1.1)%
(327,038)	Arhaus, Inc.	(4,967,707)
(149,662)	Tempur Sealy International, Inc.	(7,834,806)
		(12,802,513)
	HOME CONSTRUCTION - (1.1)%
(106,487)	Dream Finders Homes, Inc.	(3,359,665)
(49,802)	Green Brick Partners, Inc.	(3,643,017)
(29,044)	LGI Homes, Inc.	(3,342,093)
(20,256)	Patrick Industries, Inc.	(2,593,983)
		(12,938,758)
	INDUSTRIAL SUPPORT SERVICES - (0.3)%
(67,197)	Core & Main Inc.	(3,593,024)

	INSURANCE - (2.0)%
(179,369)	Goosehead Insurance, Inc., Class A	(16,195,227)
(33,861)	RLI Corporation	(5,099,128)
(53,220)	Ryan Specialty Holdings, Inc.	(3,277,820)
		(24,572,175)
	INTERNET MEDIA & SERVICES - (0.7)%
(136,738)	EverQuote, Inc.	(3,567,494)
(33,650)	REA Group Ltd.	(4,502,363)
		(8,069,857)
	LEISURE FACILITIES & SERVICES - (4.0)%
(233,867)	Cava Group, Inc.	(19,696,279)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (92.8)% (Continued)
	LEISURE FACILITIES & SERVICES - (4.0)% (Continued)
(7,911)	Churchill Downs, Inc.	$ (1,135,703)
(41,530)	Evolution A.B.	(4,024,725)
(138,213)	Planet Fitness, Inc.	(10,186,298)
(20,604)	Red Rock Resorts, Inc., Class A	(1,174,428)
(89,428)	Shake Shack, Inc., Class A	(7,835,681)
(13,519)	Wingstop, Inc.	(5,054,484)
		(49,107,598)
	LEISURE PRODUCTS - (0.4)%
(42,359)	Brunswick Corporation	(3,450,141)
(14,751)	LCI Industries	(1,721,294)
		(5,171,435)
	MACHINERY - (3.4)%
(144,322)	Ingersoll Rand, Inc.	(14,489,929)
(51,892)	Kadant, Inc.	(18,239,520)
(332,712)	Mueller Water Products, Inc.	(6,880,484)
(79,924)	Symbotic, Inc.	(2,142,762)
		(41,752,695)
	MEDICAL EQUIPMENT & DEVICES - (4.5)%
(72,799)	Establishment Labs Holdings, Inc.	(3,235,188)
(28,500)	Glaukos Corporation	(3,339,345)
(23,407)	Inari Medical, Inc.	(1,089,830)
(7,826)	Intuitive Surgical, Inc.	(3,479,518)
(23,796)	iRhythm Technologies, Inc.	(2,052,405)
(89,029)	LeMaitre Vascular, Inc.	(7,735,730)
(31,197)	PROCEPT BioRobotics Corporation	(1,975,394)
(52,943)	Repligen Corporation	(8,860,011)
(28,866)	ResMed, Inc.	(6,155,674)
(188,502)	RxSight, Inc.	(8,627,737)
(110,677)	Vericel Corporation	(5,591,402)
(7,310)	West Pharmaceutical Services, Inc.	(2,238,103)
		(54,380,337)
	METALS & MINING - (0.1)%
(9,010)	Southern Copper Corporation	(960,556)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (93.2)% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - (4.3)%
(92,605)	American Tower Corporation	$ (20,410,142)
(99,981)	Gaming and Leisure Properties, Inc.	(5,019,046)
(208,331)	Iron Mountain, Inc.	(21,366,428)
(38,943)	Simon Property Group, Inc.	(5,975,414)
		(52,771,030)
	REAL ESTATE SERVICES - (0.9)%
(81,320)	Colliers International Group, Inc.	(10,951,364)

	RETAIL - DISCRETIONARY - (4.7)%
(26,917)	Boot Barn Holdings, Inc.	(3,592,881)
(85,268)	Builders FirstSource, Inc.	(14,271,306)
(42,680)	Carvana Company	(5,686,256)
(21,486)	Fast Retailing Company Ltd.	(5,974,190)
(24,023)	Freshpet, Inc.	(2,923,599)
(94,890)	GameStop Corporation, Class A	(2,151,156)
(37,245)	Pandora A/S	(5,839,078)
(27,464)	Tractor Supply Company	(7,231,820)
(58,004)	Williams-Sonoma, Inc.	(8,972,059)
		(56,642,345)
	SEMICONDUCTORS - (10.9)%
(62,160)	Ambarella, Inc.	(3,272,102)
(72,219)	Analog Devices, Inc.	(16,710,032)
(20,501)	ARM Holdings PLC - ADR	(2,955,629)
(20,746)	FormFactor, Inc.	(1,111,156)
(92,845)	Impinj, Inc.	(14,789,280)
(54,688)	Lattice Semiconductor Corporation	(2,898,464)
(92,038)	MACOM Technology Solutions Holdings, Inc.	(9,288,475)
(187,387)	Microchip Technology, Inc.	(16,636,218)
(199,834)	NVIDIA Corporation	(23,384,574)
(28,412)	Onto Innovation, Inc.	(5,435,216)
(29,566)	Power Integrations, Inc.	(2,159,501)
(72,723)	Texas Instruments, Inc.	(14,821,675)
(85,804)	Universal Display Corporation	(19,101,685)
		(132,564,007)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (92.8)% (Continued)
	SOFTWARE - (10.1)%
(108,504)	Altair Engineering, Inc., Class A	$ (9,587,413)
(212,341)	Bentley Systems, Inc., Class B	(10,349,500)
(31,160)	Cadence Design Systems, Inc.	(8,340,286)
(115,387)	Cloudflare, Inc., Class A	(8,942,493)
(13,138)	Crowdstrike Holdings, Inc., Class A	(3,047,490)
(11,005)	Duolingo, Inc.	(1,892,200)
(94,522)	Global-e Online Ltd.	(3,243,995)
(77,507)	Guidewire Software, Inc.	(11,631,475)
(13,732)	Manhattan Associates, Inc.	(3,506,878)
(479,899)	Palantir Technologies, Inc., Class A	(12,904,484)
(52,278)	Palo Alto Networks, Inc.	(16,976,235)
(67,952)	Pro Medicus Ltd.	(6,387,746)
(294,925)	Samsara, Inc., Class A	(11,289,729)
(16,711)	Tyler Technologies, Inc.	(9,493,686)
(100,616)	Varonis Systems, Inc.	(5,546,960)
		(123,140,570)
	SPECIALTY FINANCE - (1.6)%
(23,901)	American Express Company	(6,047,909)
(13,223)	Credit Acceptance Corporation	(7,601,903)
(301,887)	UWM Holdings Corporation	(2,535,851)
(27,861)	Walker & Dunlop, Inc.	(2,978,341)
		(19,164,004)
	TECHNOLOGY HARDWARE - (2.9)%
(95,703)	Apple, Inc.	(21,253,722)
(13,028)	Fabrinet	(2,873,456)
(108,746)	Seagate Technology Holdings PLC	(11,110,579)
		(35,237,757)
	TECHNOLOGY SERVICES - (4.3)%
(67,277)	Affirm Holdings, Inc.	(1,903,266)
(46,547)	Coinbase Global, Inc., Class A	(10,443,285)
(13,101)	Fair Isaac Corporation	(20,961,600)
(37,654)	Insight Enterprises, Inc.	(8,453,323)
(47,530)	Jack Henry & Associates, Inc.	(8,150,444)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (92.8)% (Continued)
	TECHNOLOGY SERVICES - (4.3)% (Continued)
(536,869)	Payoneer Global, Inc.	$ (2,968,886)
		(52,880,804)
	TELECOMMUNICATIONS - (1.0)%
(172,426)	AST SpaceMobile, Inc.	(3,565,770)
(117,579)	Cogent Communications Holdings, Inc.	(8,299,902)
		(11,865,672)
	TRANSPORTATION & LOGISTICS - (1.2)%
(38,371)	Old Dominion Freight Line, Inc.	(8,064,817)
(14,427)	Saia, Inc.	(6,028,322)
		(14,093,139)
	WHOLESALE - DISCRETIONARY - (0.6)%
(138,774)	Copart, Inc.	(7,262,043)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $995,727,260)	$ (1,127,990,097)

A.B.	- Aktiebolag
ADR	- American Depositary Receipt
A.G.	- Aktiengesellschaft
A/S	- Anonim Sirketi
L.P.	- Limited Partnership
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
S.E.	- Societas Europeae
SpA	- Società per Azioni

(a)	Non-income producing security.
(b)	All or a portion of the security is segregated as collateral for short sales.
(c)	Percentage rounds to less than 0.1%.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024 the total market value of 144A securities is 1,214,489 or 0.1% of net assets.
(e)	Rate disclosed is the seven-day effective yield as of July 31, 2024.
(f)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.